Fair Value Measurements - Schedule of Estimated Fair Value of Intangible Assets, Goodwill and Cost-Method Equity Investment Measured on Nonrecurring Basis (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 27, 2010	Sep. 29, 2012	Sep. 24, 2012	Sep. 25, 2012	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Fair Value Measurements Of Financial Instruments [Line Items]
Intangible assets, Total Gains (Losses)					$ 0	$ 0	$ (143,467,000)
Equipment, Total Gains (Losses)					(6,452,000)
Equipment
Goodwill, Total Gains (Losses)	(76,723,000)	(5,826,000)			(5,826,000)	0	(76,723,000)
Cost-method equity investment, Total Gains (Losses)			(2,445,000)	(1,100,000)	0	(2,445,000)	(1,100,000)
Total Gains (Losses)					(12,278,000)		(221,290,000)
Intangible assets							24,290,000
Goodwill							5,826,000
Cost-method equity investment						345,000
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Equipment
Intangible assets							24,290,000
Goodwill							5,826,000
Cost-method equity investment						$ 345,000